Segmented Information (Tables)	12 Months Ended
Mar. 31, 2024
Operating segments [Abstract]
Operating Segments

Operating Segments	Cannabis	Plant Propagation	Corporate (1)	Total
	$		$	$
Year ended March 31, 2024
Net revenue	225,522	44,759	—	270,281
Gross profit (loss) before fair value adjustments	74,340	3,261	12	77,613
Gross profit	126,353	5,095	12	131,460
Selling, general, and administrative expense	127,155	3,304	13,700	144,159
Loss before taxes	(30,401)	(1,210)	(27,988)	(59,599)

Nine months ended March 31, 2023
Net revenue	153,008	20,680	—	173,688
Gross profit (loss) before fair value adjustments	25,505	1,343	—	26,848
Gross profit	5,004	2,650	—	7,654
Selling, general and administrative expense	103,973	1,783	14,344	120,100
Loss before taxes	(156,249)	(2,918)	(39,245)	(198,412)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share-based compensation and financing expenditures relating to debt issuances are also included under Corporate.
Geographical Segments

Geographical Segments	Canada	EU	Australia	Uruguay	Total
	$	$	$	$	$
Non-current assets
March 31, 2024	308,816	29,368	38,197	14,001	390,382
March 31, 2023	360,254	41,866	—	15,030	417,150